INCOME TAXES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
INCOME TAXES
Income tax expense	$ 0	$ 0			$ 887,648	[1]
Statutory income tax rate (in percent)				21.00%	21.00%		21.00%
Expiration period of operating loss carryforwards	5 years			5 years
Turkey
INCOME TAXES
Statutory income tax rate (in percent)	20.00%	23.00%	20.00%	23.00%	25.00%		22.00%
Income withholding tax rate	10.00%			10.00%

[1]	See restatement of financial statements in note 2.4 for further details.